Commitments and Credit Risk (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Credit Risk (Textual)
Agricultural loans, percentage of diversified portfolio	9.00%	9.00%
Period under which company commits to sell loans at specified rates in future	45 days
Forward rate commitments to sell residential mortgage loans	$ 13.0